Trade Payables (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Trade Payables [Abstract]
Schedule of Trade Payables
	As of December 31, 2024	As of June 30, 2025
	USD’000 (audited)	USD’000 (unaudited)
Trade payables	28	—

	As of December 31,
	2023	2024
	USD’000	USD’000
Trade payables	—	28